Investments in equity method investees - Additional details (Details) ¥ in Millions, $ in Millions	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Investments in equity investees
Carrying value of equity method investments	¥ 219,642	$ 34,648	¥ 200,189	¥ 189,632
Undistributed earnings	46,149
Ant Group
Investments in equity investees
Dividends declared	3,945		¥ 0
Equity method investments, publicly traded
Investments in equity investees
Carrying value of equity method investments	42,595
Market value of equity method investments	38,244
Undistributed earnings	¥ 46,149